SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Accumulated depreciation	$ (785)	$ (530)
Net book value	4,659	1,937
Computer Equipment		2,467
Computer Equipment [Member]
Property and equipment	2,467	2,467
Vehicles [Member]
Property and equipment	$ 2,977